Equity - Treasury shares (Details) - shares		6 Months Ended
	May 23, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Valid authorization period from Shareholder's meeting for 2023 Buyback Program	18 months
Treasury shares		874,145	1,965,171
Treasury shares of free share award plans		917,026
Ordinary shares, liquidity contract [member]
Disclosure of classes of share capital [line items]
Treasury shares		510,000	680,000
Ordinary shares, Orange Vision 2021, Long Term Incentive Plan 2021-2023 and LTIP 2022-2024 free share award plan [member]
Disclosure of classes of share capital [line items]
Treasury shares		364,145
Ordinary shares, Orange Vision 2021, Long Term Incentive Plan 2020-2022, 2021-2023 and LTIP 2022-2024 free share award plan [member]
Disclosure of classes of share capital [line items]
Treasury shares			1,285,171